Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2017
Employee benefit plans
Schedule of changes in benefit obligations, plan assets, and the funded status of pension plans

Funded status
in € THOUS
	2017	2016
Change in benefit obligation:
Benefit obligation at beginning of year	811,935	755,604
Foreign currency translation (gains) losses	(52,135)	12,620
Current service cost	28,463	22,888
Past service cost (incl. Curtailments and settlements)	144	(49)
Interest cost	24,328	26,497
Transfer of plan participants	4	28
Actuarial (gains) losses arising from changes in financial assumptions	(1,038)	45,070
Actuarial (gains) losses arising from changes in demographic assumptions	(2,490)	(10,448)
Actuarial (gains) losses arising from experience adjustments	7,006	(1,416)

Remeasurements	3,478	33,206
Benefits paid	(23,478)	(30,724)
Curtailments and settlements	—	(8,135)

Benefit obligation at end of year	792,739	811,935

Change in plan assets:
Fair value of plan assets at beginning of year	326,663	239,056
Foreign currency translation gains (losses)	(39,792)	11,649
Interest income from plan assets	13,241	10,164
Actuarial gains (losses) arising from experience adjustments	10,318	1,783

Actual return on plan assets	23,559	11,947
Employer contributions	1,107	99,887
Benefits paid	(20,281)	(27,741)
Curtailments and settlements	—	(8,135)

Fair value of plan assets at end of year	291,256	326,663

Funded status at end of year	501,483	485,272

Schedule of net pension liability

Net pension liability
in € THOUS
	2017	2016
Funded status at end of year	501,483	485,272
Benefit plans offered by other subsidiaries	36,304	33,725

Net pension liability	537,787	518,997

Schedule of weighted-average assumptions utilized in determining benefit obligations
Weighted average assumptions
in %
	2017	2016
Discount rate	3.08	3.25
Rate of compensation increase	3.22	3.23
Rate of pension increase	1.45	1.45

Schedule of sensitivity analysis
Sensitivity analysis
in € THOUS
	0.5% increase	0.5% decrease
Discount rate	(67,330)	77,338
Rate of compensation increase	11,063	(10,880)
Rate of pension increase	29,078	(26,339)

Schedule of components of net periodic benefit cost

Components of net periodic benefit cost
in € THOUS
	2017	2016	2015
Service cost	28,607	23,777	22,782
Net interest cost	11,087	16,333	15,418

Net periodic benefit costs	39,694	40,110	38,200

Schedule of weighted-average assumptions utilized in determining net periodic benefit cost
Weighted average assumptions
in %
	2017	2016	2015
Discount rate	3.25	3.67	3.21
Rate of compensation increase	3.23	3.27	3.26
Rate of pension increase	1.45	1.69	1.75

Schedule of expected benefit payments

Defined benefit pension plans: cash outflows
in € THOUS
	2017	2016
1 year	21,301	21,957
1 - 3 years	47,560	48,294
3 - 5 years	55,223	56,211
5 - 10 years	168,459	173,581

Total	292,543	300,043

Schedule of pension plan assets

Fair values of plan assets
in € THOUS
Asset category	Total	Quoted prices in active markets for identical assets	Significant observable inputs	Total	Quoted prices in active markets for identical assets	Significant observable inputs
		(Level 1)	(Level 2)		(Level 1)	(Level 2)
	2017			2016
Equity investments
Index funds(1)	71,805	(332)	72,137	81,063	(1,994)	83,057
Fixed income investments
Government securities(2)	5,318	4,903	415	2,373	1,804	569
Corporate bonds(3)	199,232	—	199,232	209,011	—	209,011
Other bonds(4)	3,865	—	3,865	5,339	—	5,339
U.S. treasury money market funds(5)	10,938	10,938	—	28,780	28,780	—
Other types of investments
Cash, money market and mutual funds(6)	98	98	—	97	97	—

Total	291,256	15,607	275,649	326,663	28,687	297,976

(1)       This category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, MSCI Emerging Markets Index and the Morgan Stanley International EAFE Index.

(2)       This Category comprises fixed income investments by the U.S. government and government sponsored entities.

(3)       This Category primarily represents investment grade bonds of U.S. issuers from diverse industries.

(4)       This Category comprises private placement bonds as well as collateralized mortgage obligations.

(5)       This Category represents funds that invest in U.S. treasury obligations directly or in U.S. treasury backed obligations.

(6)       This Category represents cash, money market funds as well as mutual funds comprised of high grade corporate bonds.